Schedule of Leases from Related Parties (Details)	12 Months Ended
Sep. 30, 2025 HKD ($)
Shine Union [Member]
Related Party Transaction [Line Items]
Lessor, Sales-type Lease, Description	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Lessor Rent Period From	Jun. 01, 2025
Lessor Rent Period To	Mar. 31, 2026
Payments for Rent	$ 13,000
Shine Union One [Member]
Related Party Transaction [Line Items]
Lessor, Sales-type Lease, Description	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie
Lessor Rent Period From	Apr. 01, 2025
Lessor Rent Period To	Mar. 31, 2026
Payments for Rent	$ 20,000